Material accounting policies (Details)			12 Months Ended
	Feb. 06, 2025	Feb. 05, 2025	Dec. 31, 2025	Dec. 31, 2024
Minimum
Material accounting policies
Right of use assets, useful life (in years)			2 years	2 years
Maximum
Material accounting policies
Right of use assets, useful life (in years)			6 years	6 years
Buildings | Minimum
Material accounting policies
Property, plant and equipment, useful life (in years)			10 years	10 years
Buildings | Maximum
Material accounting policies
Property, plant and equipment, useful life (in years)			15 years	15 years
Plant and equipment | Minimum
Material accounting policies
Property, plant and equipment, useful life (in years)			5 years	5 years
Plant and equipment | Maximum
Material accounting policies
Property, plant and equipment, useful life (in years)			10 years	10 years
Fixtures and fittings | Minimum
Material accounting policies
Property, plant and equipment, useful life (in years)			3 years	3 years
Fixtures and fittings | Maximum
Material accounting policies
Property, plant and equipment, useful life (in years)			10 years	10 years
Computer hardware and software | Minimum
Material accounting policies
Property, plant and equipment, useful life (in years)			3 years	3 years
Computer hardware and software | Maximum
Material accounting policies
Property, plant and equipment, useful life (in years)			10 years	10 years
Motor vehicles
Material accounting policies
Property, plant and equipment, useful life (in years)			4 years	4 years
Blanket Mine | USD
Material accounting policies
Percentage of entity's revenue		75.00%
Blanket Mine | ZiG
Material accounting policies
Percentage of entity's revenue	30.00%	25.00%
Blanket Mine | Fidelity
Material accounting policies
Required percentage of gold sold	30.00%	25.00%
Blanket Mine | Export customers
Material accounting policies
Required percentage of gold sold	70.00%	75.00%
Bilboes | Fidelity
Material accounting policies
Revenue recognition, discount			5.00%
Bilboes | Fidelity | USD
Material accounting policies
Percentage of entity's revenue			100.00%